Otter Creek Long/Short Opportunity Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%		Shares	Value
Aerospace & Defense - 2.9%
Parsons Corp. (a)		58,801	$4,661,155

Application Software - 9.4%
Microsoft Corp.		12,050	5,001,473
PTC, Inc. (a)		18,258	3,532,558
Salesforce, Inc.		19,025	6,500,842
			15,034,873

Communication Equipment - 2.2%
F5, Inc. (a)		12,000	3,567,120

Construction & Engineering - 5.7%
Jacobs Solutions, Inc.		33,000	4,624,290
Quanta Services, Inc.		14,397	4,428,661
			9,052,951

Data Processing & Outsourced Services - 3.2%
Visa, Inc. - Class A		14,800	5,058,640

Electrical Components & Equipment - 2.2%
Vertiv Holdings Co. - Class A		30,336	3,549,919

Electronic Components - 3.7%
Coherent Corp. (a)		29,084	2,631,811
Corning, Inc.		63,564	3,310,413
			5,942,224

Electronic Manufacturing Services - 2.1%
Flex Ltd. (a)		81,197	3,381,855

Environmental & Facilities Services - 4.7%
Clean Harbors, Inc. (a)		12,155	2,832,115
Veralto Corp.		44,640	4,615,330
			7,447,445

Financial Exchanges & Data - 7.1%
Intercontinental Exchange, Inc.		33,233	5,311,631
Nasdaq, Inc.		72,383	5,960,016
			11,271,647

Independent Power Producers & Energy Traders - 1.3%
Vistra Corp.		12,000	2,016,360

Industrial Conglomerates - 8.1%
3M Co.		33,396	5,082,871
GE HealthCare Technologies, Inc.		70,126	6,192,126
General Electric Co.		7,834	1,594,768
			12,869,765

Insurance Brokers - 8.6%
Arthur J Gallagher & Co.		18,658	5,631,357
Baldwin Insurance Group, Inc. - Class A (a)		122,987	5,036,318
Brown & Brown, Inc.		29,115	3,047,176
			13,714,851

Interactive Media & Services - 5.3%
Meta Platforms, Inc. - Class A		12,202	8,409,374

Internet Retail - 4.0%
Amazon.com, Inc. (a)		26,997	6,416,647

Internet Software & Services - 4.0%
Alphabet, Inc. - Class A		31,615	6,450,092

Medical Equipment - 4.1%
Thermo Fisher Scientific, Inc.		10,901	6,516,073

Movies & Entertainment - 3.1%
Universal Music Group NV - ADR		349,826	4,866,080

Property & Casualty Insurance - 3.2%
W R Berkley Corp.		85,650	5,038,790

Rail Transportation - 2.2%
Canadian Pacific Kansas City Ltd.		44,000	3,502,400

Semiconductors - 1.7%
Broadcom, Inc.		12,505	2,766,981

Technology Hardware, Storage & Peripherals - 2.3%
CompoSecure, Inc.		226,579	3,611,669

Transaction & Payment Processing Services - 7.2%
Block, Inc. (a)		71,801	6,520,967
Fiserv, Inc. (a)		22,928	4,953,365
			11,474,332
TOTAL COMMON STOCKS (Cost $131,622,528)			156,621,243

TOTAL MISCELLANEOUS SECURITIES - 0.2%(a)(b)(c)	Notional Amount	Contracts	Value
(Cost $281,263)	$ 6,003,500	500	353,750

SHORT-TERM INVESTMENTS - 1.3%			Value
Money Market Funds - 1.3%		Shares
MSILF Treasury Portfolio - Class Institutional, 4.22% (d)		2,043,034	2,043,034
TOTAL SHORT-TERM INVESTMENTS (Cost $2,043,034)			2,043,034

TOTAL INVESTMENTS - 99.8% (Cost $133,946,825)			159,018,027
Other Assets in Excess of Liabilities - 0.2%			253,461
TOTAL NET ASSETS - 100.0%			$159,271,488
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Otter Creek Long/Short Opportunity Fund
Schedule of Securities Sold Short
January 31, 2025 (Unaudited)

COMMON STOCKS - (25.8)%	Shares	Value
Aerospace & Defense - (2.5)%
Loar Holdings, Inc.	(20,000)	$(1,589,600)
TransDigm Group, Inc.	(1,755)	(2,375,112)
		(3,964,712)

Application Software - (2.9)%
Cadence Design Systems, Inc.	(5,600)	(1,666,672)
Procore Technologies, Inc.	(15,000)	(1,193,400)
Samsara, Inc. - Class A	(32,500)	(1,673,750)
		(4,533,822)

Building Products - (0.2)%
CSW Industrials, Inc.	(1,071)	(353,226)

Commodity Chemicals - (1.3)%
Hawkins, Inc.	(19,300)	(2,063,363)

Construction & Engineering - (1.1)%
Comfort Systems USA, Inc.	(800)	(349,400)
Construction Partners, Inc. - Class A	(8,600)	(691,440)
Sterling Infrastructure, Inc.	(4,500)	(640,890)
		(1,681,730)

Construction Machinery & Heavy Transportation Equipment - (0.5)%
Federal Signal Corp.	(7,800)	(766,818)

Education Services - (1.1)%
Duolingo, Inc.	(5,000)	(1,819,950)

Electronic Components - (0.9)%
Littelfuse, Inc.	(6,000)	(1,430,160)

Financial Exchanges & Data - (1.9)%
MSCI, Inc.	(5,194)	(3,099,623)

Food Retail - (0.3)%
Sprouts Farmers Market, Inc.	(2,743)	(434,327)

Homefurnishing Retail - (1.0)%
Williams-Sonoma, Inc.	(7,700)	(1,627,549)

Personal Care Products - (1.5)%
BellRing Brands, Inc.	(30,000)	(2,320,500)

Research & Consulting Services - (1.5)%
Booz Allen Hamilton Holding Corp.	(5,600)	(722,400)
Exponent, Inc.	(18,500)	(1,695,895)
		(2,418,295)

Restaurants - (1.3)%
Cava Group, Inc.	(7,000)	(945,350)
Shake Shack, Inc. - Class A	(9,000)	(1,063,170)
		(2,008,520)

Semiconductors - (3.9)%
Analog Devices, Inc.	(9,900)	(2,097,711)
MACOM Technology Solutions Holdings, Inc.	(16,600)	(2,195,350)
Texas Instruments, Inc.	(10,787)	(1,991,388)
		(6,284,449)

Specialized Finance - (1.9)%
Factset Research Systems, Inc.	(6,424)	(3,047,610)

Technology Hardware, Storage & Peripherals - (1.8)%
Apple, Inc.	(12,300)	(2,902,800)

Trading Companies & Distributors - (0.2)%
Watsco, Inc.	(788)	(377,129)
TOTAL COMMON STOCKS (Proceeds $40,962,538)		(41,134,583)

EXCHANGE TRADED FUNDS - (7.4)%	Shares	Value
Invesco S&P 500 Equal Weight ETF	(22,000)	(3,987,280)
iShares Russell 2000 ETF	(17,000)	(3,850,160)
iShares Semiconductor ETF	(18,000)	(3,926,340)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $11,762,313)		(11,763,780)

TOTAL SECURITIES SOLD SHORT - (33.2)% (Proceeds $52,724,851)		$(52,898,363)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Otter Creek Long/Short Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$156,621,243	$–	$–	$156,621,243
Miscellaneous Securities	–	353,750	–	353,750
Money Market Funds	2,043,034	–	–	2,043,034
Total Investments	$158,664,277	$353,750	$–	$159,018,027

Liabilities:
Investments:
Common Stocks	$(41,134,583)	$–	$–	$(41,134,583)
Exchange Traded Funds	(11,763,780)	–	–	(11,763,780)
Total Investments	$(52,898,363)	$–	$–	$(52,898,363)

Refer to the Schedule of Investments for further disaggregation of investment categories.